Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets, capitalized R&D expenditures	€ 420.4	€ 287.1	€ 192.9
Deferred tax assets, R&D & other credit carry forwards	162.7	117.2	60.8
Deferred tax assets, inventories	31.5	37.2	49.3
Deferred tax assets, deferred revenue	423.2	125.2	56.8
Deferred tax assets, accrued and other liabilities	98.1	87.8	73.4
Deferred tax assets, installation and warranty reserve	11.3	16.4	12.3
Deferred tax assets, tax effect carry-forward losses	7.4	27.1	12.5
Deferred tax assets,, property, plant and equipment	18.6	26.9	32.8
Deferred tax assets, lease liabilities	23.2	6.5	8.1
Deferred tax assets, intangible fixed assets	143.5	143.5	129.8
Deferred tax assets, share-based payments	9.6	7.2	8.5
Deferred tax assets, other temporary differences	27.5	23.9	20.3
Total deferred tax assets, gross	1,377.0	906.0	657.5
Deferred tax assets, valuation allowance	(167.6)	(122.5)	(73.6)
Total deferred tax assets, net	1,209.4	783.5	583.9
R&D & other credit carry forwards, other	21.4
Inventories, other	0.0
Accrued and other liabilities, other	0.0
Property, plant and equipment, other	0.0
Total deferred tax assets, gross	21.4
Valuation allowance, other	0.0
Total deferred tax assets, net, other	21.4
Deferred tax assets, capitalized R&D expenditures, Consolidated Statements of Operations	106.8	117.3
Deferred tax assets, R&D & other credits, Consolidated Statements of Operations	16.4	63.7
Deferred tax assets, inventories, Consolidated Statements of Operations	(7.2)	(9.0)
Deferred tax assets, deferred revenue, Consolidated Statements of Operations	288.0	70.8
Deferred tax assets, accrued and other liabilities, Consolidated Statements of Operations	5.7	15.9
Deferred tax assets, installation and warranty reserve, Consolidated Statements of Operations	(6.3)	5.4
Deferred tax assets, tax effect carry-forward losses, Consolidated Statements of Operations	(19.9)	15.3
Deferred tax assets, Property, plant and equipment, Consolidated Statements of Operations	(10.8)	(7.0)
Deferred tax assets, lease liabilities, Consolidated Statements of Operations	16.2	(1.6)
Deferred tax assets, intangible fixed assets, Consolidated Statements of Operations	0.0	13.7
Deferred tax assets, share-based payments, Consolidated Statements of Operations	1.8	(0.6)
Deferred tax assets, other temporary differences, Consolidated Statements of Operations	7.5	1.9
Total deferred tax assets, gross, Consolidated Statements of Operations	398.2	285.8
Deferred tax assets, valuation allowance, Consolidated Statements of Operations	(37.2)	(56.9)
Total deferred tax assets, net, Consolidated Statements of Operations	361.0	228.9
Other temporary differences, Income tax recognized in shareholders' equity	(1.0)	0.6
Total deferred tax assets, gross, Income tax recognized in shareholders' equity	(1.0)	0.6
Total deferred tax assets, net, Income tax recognized in shareholders' equity	(1.0)	0.6
Capitalized R&D expenditures, Effect of changes in exchange rates	26.5	(23.1)
R&D & other credits, Effect of changes in exchange rates	7.7	(7.3)
Inventories, Effect of changes in exchange rates	1.5	(3.1)
Deferred revenue, Effect of changes in exchange rates	10.0	(2.4)
Accrued and other liabilities, Effect of changes in exchange rates	4.6	(5.3)
Installation and warranty reserve, Effect of changes in exchange rates	1.2	(1.3)
Tax effect carry-forward losses, Effect of changes in exchange rates	0.2	(0.7)
Property, plant and equipment, Effect of changes in exchange rates	2.5	0.3
Leasing arrangements, Effect of changes in exchange rates	0.5
Intangible fixed assets, Effect of changes in exchange rates	0.0
Share-based payments, Effect of changes in exchange rates	0.6	(0.7)
Other temporary differences, Effect of changes in exchange rates	(2.9)	1.1
Total deferred tax assets, gross, Effect of changes in exchange rates	52.4	(42.5)
Valuation allowance, Effect of changes in exchange rates	(7.9)	8.0
Total deferred tax assets, net, Effect of changes in exchange rates	44.5	(34.5)
Deferred tax liabilities:
Deferred Tax Liabilities, Intangible Assets	(79.9)	(93.9)	(104.2)
Deferred Tax Liabilities, Goodwill	(20.9)	(15.6)	(6.6)
Deferred Tax Liabilities, Leasing Arrangements	(23.2)	(6.5)	(8.1)
Deferred Tax Liabilities, Property, Plant and Equipment	(10.9)	(5.4)	(15.3)
Deferred Tax Liabilities, Tax Deferred Income	(7.9)	(18.2)	(13.1)
Deferred Tax Liabilities, Deferred Expense, Capitalized Interest	(1.5)	(1.6)	(1.5)
Deferred Tax Liabilities, Other	(1.1)	(8.7)	2.9
Total deferred tax liabilities	(145.4)	(149.9)	(145.9)
Intangible fixed assets, other	(2.9)
Property, plant and equipment, other	0.0
Deferred tax liabilities, other, other temporary differences	2.5
Total deferred tax liabilities, Other	5.4
Net deferred tax assets (liabilities), other	26.8
Deferred Tax Liabilities, Intangible Assets, Impact on Consolidated Statements of Operations	17.1	11.0
Deferred Tax Liabilities, Goodwill, Impact on Consolidated Statements of Operations	(5.3)	(9.0)
Deferred Tax Liabilities, Leasing Arrangements, Impact on Consolidated Statements of Operations	(16.2)	1.6
Deferred Tax Liabilities, Property, Plant and Equipment, Impact on Consolidated Statements of Operations	(4.3)	10.9
Deferred Tax Liabilities, Tax Deferred Income, Impact on Consolidated Statements of Operations	10.3	(5.1)
Deferred Tax Liabilities, Deferred Expense, Capitalized Interest, Impact on Consolidated Statements of Operations	0.1	(0.1)
Deferred Tax Liabilities, Other, Impact on Consolidated Statements of Operations	4.4	(6.7)
Total deferred tax liabilities, Consolidated Statements of Operations	6.1	2.6
Net deferred tax assets (liabilities), Consolidated Statements of Operations	367.1	231.5
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity	(1.0)	0.6
Deferred Tax Liabilities, Intangible Assets, Effect of Changes in Exchange Rates	(6.0)	8.2
Deferred Tax Liabilities, Leasing Arrangements, Effect of Changes in Exchange Rates	(0.5)
Deferred Tax Liabilities, Property, Plant and Equipment, Effect of Changes in Exchange Rates	(1.2)	0.9
Deferred Tax Liabilities, Other, Effect of Changes in Exchange Rates	0.7	0.8
Total deferred tax liabilities, Effect of changes in exchange rates	(7.0)	9.9
Net deferred tax assets (liabilities), Effect of changes in exchange rates	37.5	(24.6)
Total deferred tax assets, net	1,209.4	783.5	583.9
Deferred tax liabilities	(34.7)	(37.9)
Net deferred tax assets	1,064.0	633.6	438.0
Berliner Glas
Deferred tax assets:
Deferred tax assets, accrued and other liabilities		3.8
Deferred tax assets,, property, plant and equipment		0.8
Total deferred tax assets, gross		4.6
Total deferred tax assets, net		4.6
Deferred tax liabilities:
Deferred Tax Liabilities, Intangible Assets		(8.9)
Deferred Tax Liabilities, Property, Plant and Equipment		(1.9)
Deferred Tax Liabilities, Other		(5.7)
Total deferred tax liabilities		(16.5)
Total deferred tax assets, net		4.6
Deferred tax liabilities		(11.9)
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net	1,098.7	671.5	445.3
Deferred tax liabilities:
Total deferred tax assets, net	1,098.7	671.5	445.3
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities	€ (34.7)	€ (37.9)	€ (7.3)